Nature of business and organization (Details Narrative)				1 Months Ended
	Jul. 14, 2021	Jul. 01, 2021	Jan. 11, 2021	Jun. 27, 2023	Mar. 17, 2023	Dec. 31, 2022	Nov. 30, 2021	Apr. 15, 2021	Dec. 24, 2020
Viwo Technology Limited Viwo Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary								55.00%
Shanghai Guoyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred	100.00%	99.00%
Tapuyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred							100.00%
Younike [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred						100.00%
S Z Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred					1.00%
V I W O Technology Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary				55.00%
Yao Zhaohua [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred									99.00%
Sun Yadong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred									1.00%
Shenzhen Weiyixin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred			100.00%